Equity	12 Months Ended
Dec. 31, 2021
Equity [abstract]
Equity	Equity
20.1.    Authorized capital
The Company has an authorized share capital of US$50 thousand, corresponding to 630,000,000 authorized shares with a par value of US$0.000079365 each. Therefore, the Company is authorized to increase capital up to this limit, subject to approval of the Board of Directors. The liability of each member is limited to the amount from time to time unpaid on such member’s shares.
20.2.    Subscribed and paid-in capital and capital reserve
The Articles of Association provide that at any time when there are Class A common shares being issued, Class B common shares may only be issued pursuant to: (a) a share split, subdivision or similar transaction or as contemplated in the Articles of Association; or (b) a business combination involving the issuance of Class B common shares as full or partial consideration. A business combination, as defined in the Articles of Association, would include, amongst other things, a statutory amalgamation, merger, consolidation, arrangement or other reorganization.
The additional paid-in capital refers to the difference between the purchase price that the shareholders pay for the shares and their par value. Under Cayman Law, the amount in this type of account may be applied by the Company to pay distributions or dividends to members, pay up unissued shares to be issued as fully paid, for redemptions and repurchases of own shares, for writing off preliminary expenses, recognized expenses, commissions or for other reasons. All distributions are subject to the Cayman Solvency Test which addresses the Company’s ability to pay debts as they fall due in the natural course of business.
Below are the issuances and repurchases of shares during 2021 and 2020:

	Number of shares
	Class A	Class B	Total

At December 31, 2019	178,688,584	98,678,252	277,366,836

Business combination (a)	203,378	—	203,378
2020 Follow on (b)	31,481,250	—	31,481,250
Vested awards (c)	210,378	—	210,378
Conversions	46,895,550	(46,895,550)	—

At December 31, 2020	257,479,140	51,782,702	309,261,842

Issuance (d) (e) (f)	3,132,970	—	3,132,970
Conversions	5,741,517	(5,741,517)	—
Vested awards (g)	136,436	—	136,436

At December 31, 2021	266,490,063	46,041,185	312,531,248

As of December 31, 2021, and 2020, all issued shares were paid in full.
(a)	On May 29, 2020, the Company issued 203,378 shares as payment to acquire 100% interest in Vitta Group.
(b)	As mentioned in Note 1.2, on August 12, 2020, the Company filed a follow-on prospectus offering 31,481,250 of its Class A common.
(c)
In 2020, the Company has accelerated 302,243 RSUs, of which 210,378 shares were delivered through the issuance of shares, 2,735 shares were delivered through the delivery of treasury shares and the remaining was paid as withholding income tax. Additionally the Company has repurchased and cancelled 7,595 shares under the incentive shares plan.

(d)
On January 28, 2021, the Group has fully acquired the non-controlling interest in PDCA held by Bellver Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior (“Bellver”). The transaction was made by a purchase and sale of shares, where Bellver agreed to acquire 1,313,066 STNE shares by a payment being part in cash in the amount of R$230,500 and part by the delivering of their PDCA shares. The number of STNE shares delivered to Bellver was based on STNE volume-weighted average trading price of the 30 days preceding the signing of a memorandum of understanding (“MOU”) between the parties on December 8, 2020.

(e)
On June 16, 2021, Brazilian Antitrust Authority (“CADE”) approved, without restrictions, a business combination between the Group and Linx S.A. (“Linx”) which was completed on July 01, 2021. Pursuant to the terms and subject to the conditions set forth in the Association Agreement and its amendments, each Linx share issued and outstanding immediately prior to the consummation of the transaction was automatically contributed to the Group in exchange for one newly issued redeemable STNE Par Class A Preferred Share and one newly issued redeemable STNE Par Class B Preferred Share. To complete the transaction 1,817,428 StoneCo shares were issued and bought by STNE Par in the amount of R$618,514.

(f)	On July 5, 2021, the Group acquired 100.0% interest in Nodis Tecnologia S.A. (“Nodis”), through the issuance of 2,476 shares in the amount of R$849.
(g)
As described in Note 25, the Company has accelerated 136,826 RSUs, of which 99,198 shares were delivered to the beneficiaries through the issuance of shares, and the remaining was paid as withholding income tax. Additionally, 37,238 Class A common shares were issued to our founder shareholders, as anti-dilutive shares.

20.3     Treasury shares
Own equity instruments that are reacquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Group’s own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognized in equity.
On May 13, 2019, the Company announced the adoption of its share repurchase program in an aggregate amount of up to US$200 million (the “Repurchase Program”). The Repurchase Program went into effect in the second quarter of 2019 and does not have a fixed expiration date. The Repurchase Program may be executed in compliance with Rule 10b-18 under the Exchange Act.
In 2021, 3,067,378 Class A common shares were repurchased on the former program, for the amount of R$988,824 (in 2020 – 528,335 Class A common shares were repurchased for R$76,270). No Class A common shares were repurchased on the new Repurchase Program.
In December 2021, the Company holds 3,599,848 (December 2020 - 532,470) Class A common shares in treasury.